Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity Managed Retirement 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Managed Retirement 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Managed Retirement 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Managed Retirement 2035 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2035 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Managed Retirement 2035 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Managed Retirement 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Managed Retirement 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Managed Retirement 2035 Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement 2035 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity GNMA Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	67.00%
Fidelity GNMA Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Fidelity GNMA Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity GNMA Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity GNMA Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity GNMA Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity GNMA Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity GNMA Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity GNMA Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity GNMA Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity GNMA Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity GNMA Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Fidelity GNMA Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity GNMA Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity GNMA Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity GNMA Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity GNMA Fund | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.40%
Fidelity GNMA Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity GNMA Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Simplicity RMD Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.10%
Fidelity Simplicity RMD Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Simplicity RMD Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Simplicity RMD Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Simplicity RMD Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Simplicity RMD Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Simplicity RMD Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Simplicity RMD Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Simplicity RMD Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Simplicity RMD Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Simplicity RMD Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Simplicity RMD Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Simplicity RMD Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Simplicity RMD Income Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Simplicity RMD Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Simplicity RMD Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Managed Retirement 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Managed Retirement 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Managed Retirement 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Managed Retirement 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2030 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Managed Retirement 2030 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Managed Retirement 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Managed Retirement 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Managed Retirement 2030 Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Managed Retirement 2030 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Managed Retirement 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Managed Retirement 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Managed Retirement 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Managed Retirement 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Managed Retirement 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Fidelity Managed Retirement 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Managed Retirement 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Managed Retirement 2020 Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Managed Retirement 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Managed Retirement 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Simplicity RMD 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Simplicity RMD 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Simplicity RMD 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Simplicity RMD 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Simplicity RMD 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Simplicity RMD 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Simplicity RMD 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Simplicity RMD 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Simplicity RMD 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Simplicity RMD 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Simplicity RMD 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Fidelity Simplicity RMD 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Simplicity RMD 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity Simplicity RMD 2020 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Simplicity RMD 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Simplicity RMD 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Managed Retirement 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Managed Retirement 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Managed Retirement 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Managed Retirement 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Fidelity Managed Retirement 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Managed Retirement 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Managed Retirement 2020 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Managed Retirement 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Managed Retirement 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Managed Retirement 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Managed Retirement 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Managed Retirement 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Managed Retirement 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Managed Retirement 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Managed Retirement 2010 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Managed Retirement 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Managed Retirement 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Managed Retirement 2010 Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Managed Retirement 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Managed Retirement 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Managed Retirement 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Managed Retirement 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2025 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Managed Retirement 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Managed Retirement 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Managed Retirement 2025 Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Managed Retirement 2025 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Managed Retirement Income Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Advisor Managed Retirement Income Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Managed Retirement 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Managed Retirement 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Managed Retirement 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Managed Retirement 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Managed Retirement 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Managed Retirement 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Managed Retirement 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Managed Retirement 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Managed Retirement 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Managed Retirement 2010 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Managed Retirement 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Managed Retirement Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Managed Retirement Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Managed Retirement Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Managed Retirement Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Managed Retirement Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Managed Retirement Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Managed Retirement Income Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Managed Retirement Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Managed Retirement Income Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Advisor Managed Retirement Income Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Managed Retirement 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Managed Retirement 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Managed Retirement 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Managed Retirement 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Managed Retirement 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Managed Retirement 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Managed Retirement 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Managed Retirement 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Managed Retirement 2030 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Managed Retirement 2030 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Simplicity RMD 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Simplicity RMD 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Simplicity RMD 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Simplicity RMD 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Simplicity RMD 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Simplicity RMD 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Simplicity RMD 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Simplicity RMD 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Simplicity RMD 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Simplicity RMD 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Simplicity RMD 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Fidelity Simplicity RMD 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Fidelity Simplicity RMD 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Fidelity Simplicity RMD 2030 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Simplicity RMD 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Fidelity Simplicity RMD 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Simplicity RMD 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Simplicity RMD 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Simplicity RMD 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Simplicity RMD 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Simplicity RMD 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Simplicity RMD 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Simplicity RMD 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Simplicity RMD 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Simplicity RMD 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Fidelity Simplicity RMD 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Simplicity RMD 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Simplicity RMD 2025 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Fidelity Managed Retirement 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Simplicity RMD 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Fidelity Simplicity RMD 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Fidelity Simplicity RMD 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Simplicity RMD 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Simplicity RMD 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Simplicity RMD 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Simplicity RMD 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Simplicity RMD 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Simplicity RMD 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Simplicity RMD 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Simplicity RMD 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Fidelity Simplicity RMD 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Simplicity RMD 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Simplicity RMD 2010 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.60%
Fidelity Simplicity RMD 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Simplicity RMD 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Simplicity RMD 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.10%
Fidelity Simplicity RMD 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Simplicity RMD 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Simplicity RMD 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Simplicity RMD 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Simplicity RMD 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Simplicity RMD 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Simplicity RMD 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Simplicity RMD 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Simplicity RMD 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Simplicity RMD 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	44.60%
Fidelity Simplicity RMD 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Fidelity Simplicity RMD 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Simplicity RMD 2015 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Simplicity RMD 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Simplicity RMD 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Managed Retirement Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Managed Retirement Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement Income Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Managed Retirement Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Managed Retirement Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Managed Retirement Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Managed Retirement Income Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Managed Retirement Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Managed Retirement 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Managed Retirement Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Managed Retirement Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Managed Retirement Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Managed Retirement Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Managed Retirement Income Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Managed Retirement Income Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Managed Retirement Income Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Managed Retirement Income Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Managed Retirement Income Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Managed Retirement 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Managed Retirement 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Managed Retirement 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Managed Retirement 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Managed Retirement 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Managed Retirement 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Managed Retirement 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Managed Retirement 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Managed Retirement 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Managed Retirement 2015 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Managed Retirement 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Managed Retirement 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Managed Retirement 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Managed Retirement 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Managed Retirement 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Managed Retirement 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Managed Retirement 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Managed Retirement 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Fidelity Managed Retirement 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Managed Retirement 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Managed Retirement 2025 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity Managed Retirement 2025 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Managed Retirement 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Managed Retirement 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Managed Retirement 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Managed Retirement 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Managed Retirement 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Managed Retirement 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Managed Retirement 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity Managed Retirement 2015 Fund - Class K | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Managed Retirement 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Managed Retirement 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Managed Retirement 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Managed Retirement 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Managed Retirement 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Managed Retirement 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Managed Retirement 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Managed Retirement 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Managed Retirement 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Fidelity Managed Retirement 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Managed Retirement 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Managed Retirement 2035 Fund | AAInflationProtectedBondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement 2035 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%